EVENTS AFTER THE REPORTING PERIOD (Details)					6 Months Ended	12 Months Ended
	Aug. 28, 2019 CAD ($) shares	Aug. 27, 2019 CAD ($) $ / shares	Jul. 05, 2019 CAD ($)	Jul. 01, 2019 CAD ($)	Jun. 30, 2019 CAD ($) Option	Dec. 31, 2018 CAD ($) Option
Disclosure of non-adjusting events after reporting period [line items]
Number of shares granted | Option					5,748,000	2,811,000
Exercise price, option granted					$ 4.05	$ 4.16
Subsequent Event [Member]
Disclosure of non-adjusting events after reporting period [line items]
Increase in rate of interest percentage			12
Amount withdrawn from loan agreement			$ 10,700,000
Accrued interest			200,000
Number of Convertible Debenture Unit | shares	2,500
Convertible Debenture value	$ 10,000
Gross proceeds	$ 25,000,000
Convertible Debenture Maturity Term	24 months
Convertible Debenture Interest Rate	5.00%
Convertible Debentures conversion price | $ / shares		$ 2.00
Convertible Debentures Premium percentage		14.00%
Convertible Debentures, weighted average trading price		$ 3.50
Warrant Exercise Price | $ / shares		$ 2.25
Warrants weighted average trading price		$ 3.50
Minimum [Member]
Disclosure of non-adjusting events after reporting period [line items]
Increase in loan agreement			6,000,000
Maximum [Member]
Disclosure of non-adjusting events after reporting period [line items]
Increase in loan agreement			$ 15,000,000
Event after reporting period
Disclosure of non-adjusting events after reporting period [line items]
Number of shares granted				617,500
Option vesting period				3 years
Options expiry period				5 years
Event after reporting period | Minimum [Member]
Disclosure of non-adjusting events after reporting period [line items]
Exercise price, option granted				$ 2.39
Event after reporting period | Maximum [Member]
Disclosure of non-adjusting events after reporting period [line items]
Exercise price, option granted				$ 3.47